STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Statutory reserve funds	$ 724,008
Amount of restricted net asset unconsolidated subsidiaries	$ 40,221,504	$ 26,348,780	$ 15,870,509